Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005493 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005493 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005493 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005493 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005493 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005493 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005493 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005493 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005493 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005493 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005493 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000005493 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000005493 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005493 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005493 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005493 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005494 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005494 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005494 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005494 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005494 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005494 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005494 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005494 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005494 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005494 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005494 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000005494 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000005494 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005494 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005494 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005494 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005495 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005495 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005495 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005495 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005495 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005495 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005495 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005495 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005495 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005495 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005495 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000005495 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000005495 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005495 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005495 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005495 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244822 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244822 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244822 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244822 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244822 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244822 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244822 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244822 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244822 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244822 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244822 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000244822 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000244822 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000244822 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244822 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244822 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%